Vessels and Drilling Rigs (Vessels) (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Balance, December 31, 2010	$ 1,917,966
Vessel impairment loss	(112,104)	0
Balance, June 30, 2011	1,863,092
Cost Of Vessel [Member]
Balance, December 31, 2010	2,328,845
Additions/Transfers From Vessels Under Construction	192,672
Vessel Disposal	(26,500)
Vessel Total Constructive Loss	(35,261)
Vessel transfer to held for sale	(21,104)
Vessel impairment loss	(193,067)
Depreciation	0
Balance, June 30, 2011	2,245,585
Accumulated Depreciation Of Vessel [Member]
Balance, December 31, 2010	(410,879)
Additions/Transfers From Vessels Under Construction	0
Vessel Disposal	223
Vessel Total Constructive Loss	2,125
Vessel transfer to held for sale	904
Vessel impairment loss	80,963
Depreciation	(55,829)
Balance, June 30, 2011	(382,493)
Net Book Value Of Vessel [Member]
Balance, December 31, 2010	1,917,966
Additions/Transfers From Vessels Under Construction	192,672
Vessel Disposal	(26,277)
Vessel Total Constructive Loss	(33,136)
Vessel transfer to held for sale	(20,200)
Vessel impairment loss	(112,104)
Depreciation	(55,829)
Balance, June 30, 2011	$ 1,863,092